Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net of expected credit losses of $2.0 (2021 – $2.0)	$ 988.1	$ 787.9
Holdbacks, current	26.3	28.6
Other	13.6	7.2
Trade and other receivables	1,028.0	823.7
Expected credit losses	$ 2.0	$ 2.0